Equity Incentive Plans - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017
Number of Options Outstanding
Stock options granted	4,722,404	11,264,179
2012 Plan
Number of Options Outstanding
Beginning balance	22,237,484	12,928,320
Stock options granted	4,722,404	11,264,179
Stock options exercised	(3,117,320)	(817,148)
Stock options cancelled	(976,130)	(1,137,867)
Ending Balance	22,866,438	22,237,484	12,928,320
Exercisable as of April 30, 2019	9,767,010
Weighted-Average Exercise Price
Beginning balance	$ 8.65	$ 5.80
Stock options granted	23.27	11.71
Stock options exercised	5.95	4.78
Stock options cancelled	11.78	9.39
Ending Balance	11.90	$ 8.65	$ 5.80
Exercisable as of April 30, 2019	$ 7.67
Remaining Contractual Term (in years)
Remaining Contractual Term (in years)	7 years 11 months 23 days	8 years 3 months 21 days	7 years 7 months 24 days
Exercisable, Remaining Contractual Term (in years)	7 years 25 days
Aggregate Intrinsic Value
Beginning balance	$ 98,365	$ 45,303
Ending Balance	1,684,106	$ 98,365	$ 45,303
Exercisable as of April 30, 2019	$ 760,696